Description of the Truist Financial Corporation 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Description of Plan [Line Items]
Description of the Truist Financial Corporation 401(k) Savings Plan	Description of the Truist Financial Corporation 401(k) Savings Plan
The following description of the Truist Financial Corporation 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General
The Plan is a defined contribution plan sponsored by Truist Financial Corporation (the “Corporation” or “Plan Sponsor”). The Plan, which was established effective July 1, 1982 and amended and restated as of August 1, 2020, is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The Compensation and Human Capital Committee of the Board of Directors of the Plan Sponsor (“Board”) is responsible for oversight of the Plan, including the appropriateness of the Plan’s investment offerings, and monitoring of investment performance. In accordance with the Plan document, certain of the Board’s responsibilities have been delegated to the Employee Benefits Plan Committee.

All subsidiaries of the Corporation, except our non-US companies, participate in the Plan.

During 2024, the Plan Sponsor divested certain subsidiaries. As part of these divestitures, Truist Insurance Holdings, Inc., including the CRC Insurance Services, Inc., and AmRisc, LLC, subsidiaries, and Sterling Capital Management, LLC were sold to unrelated parties. All these listed subsidiaries were participating subsidiaries in the Plan. However, effective January 1, 2024, all divested subsidiaries except Sterling Capital Management, LLC, began participating in a separate 401(k) Plan which was sponsored by Truist Insurance Holdings, LLC.

Custodian and recordkeeping duties for the Plan were performed by Fidelity Management Trust Company (“Fidelity”).

Eligibility for Participation
The Plan covers all employees of participating subsidiaries who meet age and service requirements. Employees are eligible to make salary reduction contributions the first day of the month following employment with the Corporation and are eligible to receive matching contributions after attaining the age of 21 with one year of continuous employment in which they have worked at least 1,000 hours. Participation in the Plan is based on voluntary election by each employee.

Contributions
Participants can elect to contribute between 0.01% and 50.00% of their eligible earnings, as defined in the Plan document, on a pre-tax basis subject to certain Internal Revenue Code (“IRC”) limitations. The Plan also has a Roth feature that allows for after-tax contributions. Eligible participants who have attained the age of 50 before the close of the plan year may make catch-up contributions in accordance with Plan provisions and IRS limits. Participants may make changes in their contribution percentage at any time. Allocations among fund options offered by the Plan may be changed on a daily basis. Participants may also contribute funds from other tax-qualified plans as rollover contributions.

The Plan Sponsor will match participant contributions (other than catch-up contributions), subject to certain IRC limitations, using a formula of 100% match on the first 4% deferred in the form of Safe Harbor contributions. In addition, the Plan allows for a discretionary match if approved by the Board of Directors.

Vesting
Participants are vested immediately in their contributions, employer matching and profit sharing contributions and actual earnings allocated to their account. Non-vested employer matching contributions may occur as a result of participants in predecessor plans that have terminated their employment with their employer.

Notes Receivable from Participants
Participants may borrow from their account balances in accordance with Plan provisions. Loan amounts are limited to the lesser of $50,000 (reduced by the highest outstanding loan balance during the preceding twelve months) or 50% of the participant’s vested account balance, with a minimum loan amount of $1,000. Loans generally must be repaid through payroll deductions over a period ranging from 12 to 60 months and bear interest at a rate equal to Truist Bank prime rate plus 1% at the date of origination. Participants are limited to one loan outstanding at any time. Loans are secured by the participant’s account balance.
Payment of Benefits
Upon termination of employment, retirement, death, or disability, a participant (or beneficiary) is entitled to receive the vested portion of the participant’s account balance in accordance with the Plan. Distributions may be made in a lump sum, in installments over a specified period, or through a direct rollover to an eligible retirement plan or individual retirement account, as elected by the participant (or beneficiary). Distribution of account balances may be deferred subject to applicable regulatory requirements; however, the Plan may require distribution of small balances, including automatic rollovers to an individual retirement account in accordance with Plan provisions. Participants may also receive in-service distributions, including hardship withdrawals, subject to Plan terms and Internal Revenue Service regulations. The Plan is subject to required minimum distribution rules under the Internal Revenue Code. Benefit payments are recorded when paid.

Participant Accounts
Each participant’s individual account is credited with the participant’s contributions and allocations of matching contributions, earnings/(losses) on the account and administrative expenses. Allocations of earnings/(losses) and expenses are based upon the market activity and fees of the investment options selected by the participant. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Forfeitures
Forfeitures represent non-vested employer matching contributions of participants in predecessor plans that have terminated their employment with their employer. At December 31, 2025 and 2024, forfeited accounts totaled $1,022,795 and $817,156, respectively, which can be used to reduce employer contributions. No forfeitures were used to reduce the employer match contributions for the year ended December 31, 2025.